N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Monument Advisor Contract No. JNL-2300 | BlackRockVariableSeriesFundsIncBlackRockLargeCapGrowthEquityVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Growth Equity V.I. Fund: Class III
JNL-2300-2 | BlackRockVariableSeriesFundsIncBlackRockLargeCapGrowthEquityVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Growth Equity V.I. Fund: Class III
JNL-2300-1 | BlackRockVariableSeriesFundsIncBlackRockLargeCapGrowthEquityVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Growth Equity V.I. Fund: Class III